Schedule of Taxes Payable (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income tax receivable – current
Income tax payable - current	(1,852,399)	(1,150,105)
Income tax payable – noncurrent		$ (643,112)